Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	₱ 2,496	₱ 758	₱ 892
Intangible assets	3,950	6,446
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	2,496	758
Accumulated depreciation, impairment and amortization [Member] | PLDT Inc. [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Intangible Assets [Line Items]
Accumulated impairment balance	438	438
Accumulated depreciation, impairment and amortization [Member] | ePLDT, Inc. [Member] | ABM Global Solutions, Inc. and Subsidiaries [Member]
Disclosure Of Intangible Assets [Line Items]
Accumulated impairment balance	216	216
Wireless [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₱ 3,950	6,446
Pre-tax discount rates applied to cash flow projections	8.08%
Growth rate of cash flows beyond the projection of three years	2.00%
Impairment loss relating to goodwill	₱ 0	0
Fixed Line [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections	8.08%
Growth rate of cash flows beyond the projection of three years	2.00%
Impairment loss relating to goodwill	₱ 0	₱ 0
Sun Trademark [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	1,877
Intangible assets	₱ 2,628